Corporate Governance	12 Months Ended
Jun. 30, 2024
Corporate Governance
Corporate Governance

G. Corporate Governance

Compliance with NASDAQ listing standards on corporate governance

Significant differences between our corporate governance practices and U.S. companies’ practices under NASDAQ Rules:

Our corporate governance practices are governed by the applicable Argentine law; particularly, the Argentine Corporations Law, the CML and the rules of the CNV, as well as by our by-laws.

We have securities that are registered with the SEC and are listed on the NASDAQ, and are therefore subject to corporate governance requirements applicable to NASDAQ-listed non-US companies (a “NASDAQ-listed” company).

Pursuant to NASDAQ Rule 5615(a)(3), NASDAQ -listed non-U.S. companies that are categorized as “Foreign Private Issuers” may follow home country corporate governance practices in lieu of certain of the corporate governance requirements provided in NASDAQ Rules, provided that the foreign private issuer complies with certain mandatory sections of NASDAQ Rules, discloses each requirement that it does not follow and describes the home country practice followed in lieu of such requirement. The requirements of the NASDAQ Rules and the Argentine corporate governance practices that we follow in lieu thereof are described below:

NASDAQ Standards for U.S. companies	Cresud’s Corporate Practices
Rule 5250(d) - Distribution of Annual and Interim Reports.

In lieu of the requirements of Rule 5250(d), we follow Argentine law, which requires that companies issue publicly a Spanish language annual report, including annual Audited Consolidated Financial Statements prepared in accordance with generally accepted accounting principles in Argentina, by filing such annual report with the CNV and the stock exchange in which the securities are listed, within 70 calendar days following the close of our fiscal year. Interim reports must be filed with the CNV and the stock exchange in which the securities are listed within 42 calendar days following the close of each fiscal quarter. We provide our shareholders a copy of the annual and interim financial reports upon request. English language translations of our annual reports and interim reports are filed with the SEC on Form 20-F and Form 6-K, respectively. We also send the English language translation of our annual report and quarterly press releases on its website. Furthermore, under the terms of the Deposit Agreement, dated as of March 18, 1997, among us, The Bank of New York Mellon, as depositary, and owners of ADSs issued thereunder, we are required to furnish The Bank of New York Mellon with, among other things, English language translations of their annual reports. Annual reports are available for inspection by ADR holders at the offices of The Bank of New York located at, 240 Greenwich Street, New York, NY 10286, New York, New York. Finally, Argentine law requires that 20 calendar days before the date of a shareholders’ meeting, the board of directors must provide to our shareholders, at our executive office or through electronic means, all information relevant to the shareholders’ meeting, including copies of any documents to be considered by the shareholders (which includes the annual report).

Rule 5605(b)(1) - Majority of Independent Directors.

In lieu of the requirements of Rule 5605(b)(1), we follow Argentine law which does not require that a majority of the board of directors be comprised of independent directors. Argentine law instead requires that public companies in Argentina, such as, us must have a sufficient number of independent directors to be able to form an audit committee of at least three members, the majority of which must be independent pursuant to the criteria established by the CNV.

Rule 5605(b)(2) - Executive Sessions of the Board of Directors.

In lieu of the requirements of Rule 5605(b)(2), we follow Argentine law which does not require independent directors to hold regularly scheduled meetings at which only such independent directors are present (i.e., executive sessions). Our board of directors as a whole is responsible for monitoring our affairs. In addition, under Argentine law, the board of directors may approve the delegation of specific responsibilities to designated directors or non-director managers of the Company. Also, it is mandatory for public companies to form a supervisory committee (composed of “syndics”) which is responsible for monitoring our legal compliance under Argentine law and compliance with our by-laws. Finally, our audit committee has regularly scheduled meetings and, as such, such meetings will serve a substantially similar purpose as executive sessions.

Rule 5605(d)(B) - Compensation of Officers.

In lieu of the requirements of Rule 5605(d)(B), we follow Argentine law which does not require companies to form a compensation committee comprised solely of independent directors. For the determination of the compensation of the chief executive officer and all other executive officers no decision of a majority of independent directors or a compensation committee comprised solely of independent directors is required under Argentine law. Under Argentine law, the board of directors is the corporate body responsible for determining the compensation of the chief executive officer and all other executive officers, so long as they are not directors. In addition, under Argentine law, the audit committee shall give its opinion about the reasonableness of management’s proposals on fees and option plans for our directors or managers.

Rule 5605(e) - Nomination of Directors.

In lieu of the requirements of Rule 5605(e), we follow Argentine law which requires that directors be nominated directly by the shareholders at the shareholders’ meeting and that they be selected and recommended by the shareholders themselves. Under Argentine law, it is the responsibility of the ordinary shareholders’ meeting to appoint and remove directors and to set their compensation.

NASDAQ Standards for U.S. companies	Cresud’s Corporate Practices
Rule 5605(c)(1) - Audit Committee Charter.

In lieu of the requirements of Rule 5605(c)(1), we follow Argentine law which requires that audit committees have a charter but does not require that companies certify as to the adoption of the charter nor does it require an annual review and assessment thereof. Argentine law instead requires that companies prepare a proposed plan or course of action with respect to those matters which are the responsibility of our audit committee. Such plan or course of action could, at the discretion of our audit committee, include a review and assessment of the audit committee charter. We believe that we are in compliance with the requirements for audit committee charters provided for in the Sarbanes Oxley Act.

Rule 5605(c)(2) - Audit Committee Composition.

Argentine law does not require that companies have an audit committee comprised solely of independent directors and it is equally not customary business practice in Argentina to have such a committee. Argentine law instead requires that companies establish an audit committee with at least three members comprised of a majority of independent directors as defined by Argentine law. Nonetheless, although not required by Argentine law, we have a three member audit committee comprised of entirely independent directors in accordance with Rule 10(A)-3(b)(1) of the General rules and regulations promulgated under the Securities Exchange Act of 1934, as independence is defined in Rule 10(A)-3(b)(1). Further, Argentine law does not require companies to identify or designate a financial expert. As such, Although all the members of the audit committee have large corporate experience, as of the date of this Annual Report, the Board of Directors have not named designated a financial expert in accordance with the relevant SEC rules on the audit committee. Although it is noted that all members of the audit committee have had significant corporate experience. In addition, we have a supervisory committee (“comisión fiscalizadora”) composed of three ‘syndics’ which are in charge of monitoring the legality, under Argentine law, of the actions of our board of directors and the conformity of such actions with our by-laws.

Rule 5620(c) - Quorum.

In lieu of the requirements of Rule 4350(f), we follow Argentine law and our bylaws, which distinguish between ordinary meetings and extraordinary meetings and both of them can be celebrated using teleconference technology, as long as the regulations related to accreditation, registration and quorum are complied with and the simultaneity of the shareholders and immediately of the process of verbal communication and issuance of votes is guaranteed. The supervisory committee shall state the regularity of the resolutions adopted. The board of directors shall establish the rules and technical matters related to remote participation pursuant to the current rules and in conformity with the Argentine Exchange Commission regulations. Shareholders physically present at the time and those using teleconference technologies will be taken into consideration for the quorum. In connection with ordinary meetings, a quorum consists of a majority of stocks entitled to vote. If no quorum is present at the first meeting, a second meeting may be called, in which the shareholders present or communicated through teleconference technologies, regardless of their number, constitute a quorum. Resolutions may be adopted by an absolute majority of the votes present or communicated through teleconference technologies. Argentine law, and our bylaws, requires in connection with extraordinary meetings, that a quorum consist of 60% of the stock entitled to vote. However, if such quorum is not present at the first meeting, our bylaws provide that a second meeting may be called and maybe held with the number of shareholders present or communicated through teleconference technologies. In both ordinary and extraordinary meetings, decisions are adopted by an absolute majority of votes present at the meeting or communicated through teleconference technologies, except for certain fundamental matters (such as mergers and spin-offs (when we are not the surviving entity and the surviving entity is not listed on any stock exchange), anticipated liquidation, change in its domicile outside of Argentina, total or partial recapitalization of its statutory capital following a loss, any transformation in our corporate legal form or a substantial change in our corporate purpose, or the issue of bonds) which require an approval by vote of the majority of all the stock entitled to vote (all stock being entitled to only one vote).

NASDAQ Standards for U.S. companies	Cresud’s Corporate Practices
Rule 5620(b) -- Solicitation of Proxies.

In lieu of the requirements of Rule 5620(b), we follow Argentine law which requires that notices of shareholders’ meetings be published, for five consecutive days, in the Official Gazette and in a widely published newspaper in Argentina no earlier than 45 calendar days prior to the meeting and at least 20 calendar days prior to such meeting. In order to attend a meeting and be listed on the meeting registry, shareholders are required to submit evidence of their book-entry share account held at Caja de Valores up to three business days prior to the scheduled meeting date. If entitled to attend the meeting, a shareholder may be represented by proxy (properly executed and delivered with a certified signature) granted to any other person, with the exception of a director, syndic, member of the Supervisory Committee, manager or employee of the issuer, which are prohibited by Argentine law from acting as proxies. In addition, our ADS holders receive, prior to the shareholders’ meeting, a notice listing the matters on the agenda, a copy of the annual report and a voting card.

Rule 5630(s) -- Conflicts of Interest

In lieu of the requirements of Rule 5630(a), we follow Argentine law which requires that related party transactions be approved by the audit committee when the transaction exceeds one percent (1%) of the corporation’s net worth, measured pursuant to the last audited balance sheet. Directors can contract with the corporation only on an arm’s length basis. If the contract is not in accordance with prevailing market terms, such transaction must be pre-approved by the board of directors (excluding the interested director). In addition, under Argentine law, a shareholder is required to abstain from voting on a business transaction in which its interests may be in conflict with the interests of the company. In the event such shareholder votes on such business transaction and such business transaction would not have been approved without such shareholder’s vote, such shareholder may be liable to the company for damages and the resolution may be declared void.